RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Legal expense	$ 39	$ 46	$ 54
Selling and administrative services	61,249	56,927	53,799
Commitment to purchase shares from directors and officers	1,518	1,518
Related Party One [Member]
Related Party Transaction [Line Items]
Selling and management services	723	929	1,329
Accrued expenses and other current liabilities	103	402
Board fees	48	36	38
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling and management services	198	176	155
Related Party Three [Member]
Related Party Transaction [Line Items]
Management	645	468	386
Related Party Four [Member]
Related Party Transaction [Line Items]
Selling and administrative services	345	341	340
Related Party Five [Member]
Related Party Transaction [Line Items]
Selling and administrative services	115	114	139
Arrow Ecology And Engineering Overseas Ltd Member
Related Party Transaction [Line Items]
Expenses incurred for services	0	0	119
Board of Directors [Member]
Related Party Transaction [Line Items]
Board fees	60	50	50
Board of Directors [Member] | Related Party Four [Member]
Related Party Transaction [Line Items]
Board fees	48	38	36
Board of Directors [Member] | Au10 Tix Member
Related Party Transaction [Line Items]
Board fees	$ 833	$ 103	$ 112